TAXES ON INCOME (Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (2,586)	$ (5,261)	$ 1,337
Foreign (United States)	4,113	(471)	3,602
Income before taxes on income	$ 1,527	$ (5,732)	$ 4,939